Note A - Summary of Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Jan. 01, 2019 USD ($)
Number of Stores	22
Number of Reportable Segments	2
Loans Held-for-sale, Fair Value Disclosure	$ 0	$ 108
Percentage of Loan Portfolio	100.00%	100.00%
Due from Banks	$ 38,095
Repossessed Assets, Total	540	$ 430
Goodwill, Impairment Loss	0	0
Servicing Asset, Total	$ 357	$ 368
Weighted Average Number of Shares Outstanding, Basic and Diluted | shares	4,767,279	4,725,971	4,685,067
Weighted Average Number Diluted Shares Outstanding Adjustment, Total | shares	0	0	0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	34.00%
Restricted Cash and Cash Equivalents, Total	$ 38,794	$ 60,167
Finance Lease, Liability, Total	0
Operating Lease, Right-of-Use Asset	1,053
Operating Lease, Liability, Total	$ 1,053
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset				$ 1,280
Operating Lease, Liability, Total				$ 1,280
Equipment Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Equipment Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	8 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	7 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	39 years
Unsecured [Member]
Percentage of Loan Portfolio	5.00%	5.02%
Consumer Portfolio Segment [Member]
Period of Actual Loss History Experienced	3 years
Percentage of Loan Portfolio	18.16%	18.46%
Commercial Portfolio Segment [Member]
Period of Actual Loss History Experienced	5 years
Percentage of Loan Portfolio	12.94%	14.57%